UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-05742

Name of Fund:    BlackRock Funds

iShares Developed Real Estate Index Fund

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Hotels, Restaurants & Leisure — 0.1%
Pandox AB	66,120	$1,203,935

Real Estate Investment Trusts (REITs) — 77.8%
Acadia Realty Trust	73,015	2,055,372
Activia Properties, Inc.	582	2,277,736
Advance Residence Investment Corp.	1,271	2,987,892
Aedifica SA	18,083	1,723,033
AEON REIT Investment Corp.	1,340	1,348,579
Agree Realty Corp.	26,551	1,255,597
Alexander’s, Inc.	2,269	932,559
Alexandria Real Estate Equities, Inc.	94,049	11,658,314
Allied Properties Real Estate Investment Trust	86,419	2,769,213
Alstria Office REIT-AG	126,959	1,804,828
American Assets Trust, Inc.	41,161	1,596,635
American Campus Communities, Inc.(a)	136,240	5,664,859
American Homes 4 Rent, Class A	244,040	5,193,171
ANF Immobilier	5,172	133,445
Apartment Investment & Management Co., Class A	158,566	6,973,733
Apple Hospitality REIT, Inc.	220,613	4,178,410
Aritis REIT	150,380	1,621,414
Ascendas Real Estate Investment Trust	2,378,772	4,782,886
Ashford Hospitality Trust, Inc.(a)	78,080	548,902
Assura PLC	1,839,305	1,475,494
AvalonBay Communities, Inc.	140,011	25,388,195
Axiare Patrimonio SOCIMI SA	61,773	1,158,496
Befimmo SA	19,838	1,232,596
Beni Stabili SpA SIIQ	1,027,537	909,663
Big Yellow Group PLC	151,343	1,562,823
Boardwalk REIT(a)	37,565	1,159,184
Boston Properties, Inc.	156,600	18,976,788
Brandywine Realty Trust	177,370	3,102,201
British Land Co. PLC	1,028,372	8,210,720
Brixmor Property Group, Inc.	313,183	5,471,290
BWP Trust	500,729	1,185,498
Camden Property Trust	92,307	8,422,091
Canadian Apartment Properties REIT	137,716	3,636,915
Canadian REIT	74,187	2,679,726
Capital & Regional PLC	449,894	325,651
CapitaLand Commercial Trust	2,303,219	2,933,765
CapitaLand Mall Trust	2,251,701	3,338,075
CBL & Associates Properties, Inc.(a)	146,527	1,148,772
CDL Hospitality Trusts	897,501	1,076,526
Cedar Realty Trust, Inc.	103,082	560,766
Champion REIT	1,915,001	1,382,054
Charter Hall Retail REIT	339,118	1,054,890
Chartwell Retirement Residences	195,462	2,325,666

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Chatham Lodging Trust(a)	41,488	$902,364
Chesapeake Lodging Trust	56,884	1,587,064
Cofinimmo SA	20,297	2,575,049
Columbia Property Trust, Inc.	127,923	2,824,540
Cominar Real Estate Investment Trust	190,782	2,046,681
Corporate Office Properties Trust	101,578	3,243,386
Cousins Properties, Inc.	422,212	3,808,343
Crombie Real Estate Investment Trust	88,204	914,789
Cromwell Property Group	1,387,805	1,062,314
CubeSmart	183,645	4,998,817
Custodian Reit PLC	351,997	546,979
Daiwa House REIT Investment Corp.	1,482	3,463,149
Daiwa Office Investment Corp.	286	1,388,435
DCT Industrial Trust, Inc.	93,855	5,445,467
DDR Corp.	320,708	2,459,823
Derwent London PLC	98,046	3,484,804
Dexus	1,017,879	7,621,859
DiamondRock Hospitality Co.	206,822	2,246,087
Digital Realty Trust, Inc.	207,628	24,591,460
Douglas Emmett, Inc.	148,500	5,908,815
Dream Global Real Estate Investment Trust	139,223	1,203,268
Dream Office Real Estate Investment Trust	78,657	1,333,407
Duke Realty Corp.	361,290	10,289,511
EastGroup Properties, Inc.	34,265	3,104,066
Education Realty Trust, Inc.	75,006	2,617,709
Empire State Realty Trust, Inc., Class A	131,019	2,626,931
Empiric Student Property PLC	590,308	762,456
EPR Properties	63,934	4,422,954
Equity Commonwealth(b)	124,470	3,740,324
Equity Lifestyle Properties, Inc.	82,634	7,311,456
Equity Residential	362,522	24,383,162
Essex Property Trust, Inc.(a)	66,431	17,433,487
Eurocommercial Properties NV CVA	46,339	1,929,712
Extra Space Storage, Inc.(a)	123,674	10,090,562
F&C UK Real Estate Investment Ltd.	195,662	275,461
Federal Realty Investment Trust	73,098	8,809,771
First Industrial Realty Trust, Inc.(a)	121,665	3,757,015
Fonciere Des Regions	38,424	3,912,675
Forest City Realty Trust, Inc., Class A	248,290	6,115,383
Fortune Real Estate Investment Trust	1,273,001	1,542,013
Four Corners Property Trust, Inc.	62,875	1,551,755
Franklin Street Properties Corp.	111,051	1,110,510
Frontier Real Estate Investment Corp.	429	1,680,836
Fukuoka REIT Corp.	594	842,638

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Gaming and Leisure Properties, Inc.	204,000	$7,454,160
GCP Student Living PLC	414,495	798,240
Gecina SA	43,773	7,102,762
Getty Realty Corp.(a)	33,351	947,502
GGP, Inc.(a)	626,367	12,189,082
Global Net Lease, Inc.	70,917	1,531,807
GLP J-REIT	2,540	2,546,160
Goodman Group	1,756,522	11,262,370
Government Properties Income Trust	39,873	724,492
GPT Group	1,803,243	7,041,336
Gramercy Property Trust	152,970	4,543,209
Granite Real Estate Investment Trust	46,504	1,796,573
Great Portland Estates PLC	330,812	2,732,728
Green REIT PLC	620,505	1,091,419
H&R Real Estate Investment Trust	292,228	4,851,951
Hamborner REIT AG	78,329	829,020
Hammerson PLC	800,830	5,574,751
Hansteen Holdings PLC	758,573	1,380,271
HCP, Inc.	477,270	12,332,631
Healthcare Realty Trust, Inc.	126,012	4,062,627
Healthcare Trust of America, Inc., Class A	202,685	6,090,684
Hersha Hospitality Trust	47,506	840,381
Hibernia REIT PLC	707,712	1,215,956
Highwoods Properties, Inc.	103,629	5,290,260
Hospitality Properties Trust	67,776	1,937,038
Host Hotels & Resorts, Inc.	748,356	14,637,824
Hudson Pacific Properties, Inc.	160,124	5,415,394
Hulic Reit, Inc.	955	1,332,532
ICADE	35,284	3,082,541
Immobiliare Grande Distribuzione SIIQ SpA	299,394	346,132
Industrial & Infrastructure Fund Investment Corp.	367	1,496,016
Intervest Offices & Warehouses NV	14,659	373,461
Intu Properties PLC	860,178	2,469,407
Investa Office Fund	558,915	1,919,489
Investors Real Estate Trust(a)	119,582	699,555
Invincible Investment Corp.	3,716	1,506,098
Invitation Homes, Inc.	92,043	2,077,411
Irish Residential Properties REIT PLC	331,768	570,026
Japan Excellent, Inc.	1,229	1,442,958
Japan Hotel REIT Investment Corp.	4,310	2,853,599
Japan Logistics Fund, Inc.	839	1,505,264
Japan Prime Realty Investment Corp.	832	2,674,429
Japan Real Estate Investment Corp.	1,219	5,714,849
Japan Rental Housing Investments, Inc.	1,502	1,038,276

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Japan Retail Fund Investment Corp.	2,690	$4,773,830
JBG Smith Properties(b)	87,894	2,743,172
Kenedix Office Investment Corp.	349	1,869,710
Kenedix Retail REIT Corp.	503	992,656
Keppel REIT(a)	1,848,201	1,593,159
Killam Apartment Real Estate Investment Trust	77,431	792,856
Kilroy Realty Corp.	97,997	6,980,326
Kimco Realty Corp.	419,625	7,620,372
Kite Realty Group Trust	74,439	1,391,265
Kiwi Property Group Ltd.	1,440,864	1,306,427
Klepierre	206,437	8,217,867
Land Securities Group PLC	712,448	9,150,498
Lar Espana Real Estate Socimi SA	80,372	788,008
LaSalle Hotel Properties	115,487	3,257,888
Leasinvest Real Estate SCA	1,865	208,251
Lexington Realty Trust	242,293	2,452,005
Liberty Property Trust	149,760	6,421,709
Life Storage, Inc.(a)	46,561	3,763,060
Link REIT	2,211,501	18,592,752
LondonMetric Property PLC	631,947	1,480,559
LTC Properties, Inc.	42,009	1,953,839
Macerich Co.(a)	138,989	7,588,799
Mack-Cali Realty Corp.	93,012	2,117,883
Mapletree Commercial Trust	1,868,111	2,131,106
Mapletree Industrial Trust(a)	1,257,901	1,790,277
Mapletree Logistics Trust	1,622,571	1,512,077
Medical Properties Trust, Inc.(a)	371,693	4,917,485
MedicX Fund Ltd.	417,818	500,819
Mercialys SA	43,842	854,135
Merlin Properties Socimi SA	335,135	4,425,145
Mid-America Apartment Communities, Inc.	115,149	11,785,500
Mirvac Group	3,704,800	6,847,756
Monmouth Real Estate Investment Corp.	72,461	1,234,735
Mori Hills REIT Investment Corp.	1,420	1,655,969
Mori Trust Sogo REIT, Inc.	969	1,382,186
National Health Investors, Inc.(a)	40,117	3,056,514
National Retail Properties, Inc.(a)	151,426	6,084,297
National Storage Affiliates Trust	48,994	1,214,561
New Senior Investment Group, Inc.	76,032	679,726
NewRiver REIT PLC	297,712	1,324,211
Nippon Accommodations Fund, Inc.	442	1,704,560
Nippon Building Fund, Inc.	1,275	6,144,849
Nippon Prologis REIT, Inc.	1,748	3,675,366
Nomura Real Estate Master Fund, Inc.	4,005	5,005,149
Northview Apartment Real Estate Investment Trust	50,866	917,883
NSI NV	17,970	681,453

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Omega Healthcare Investors, Inc.(a)	198,643	$5,732,837
Orix JREIT, Inc.	2,517	3,458,320
Paramount Group, Inc.(a)	205,715	3,274,983
Park Hotels & Resorts, Inc.	148,202	4,266,736
Pebblebrook Hotel Trust	73,524	2,621,866
Pennsylvania Real Estate Investment Trust	75,311	732,023
Physicians Realty Trust	184,650	3,209,217
Picton Property Income Ltd.	552,342	630,889
Piedmont Office Realty Trust, Inc., Class A	147,737	2,857,234
Premier Investment Corp.	1,306	1,152,032
Primary Health Properties PLC(a)	613,961	966,286
Prologis, Inc.	536,104	34,621,532
PS Business Parks, Inc.	20,092	2,658,774
Public Storage	150,483	31,187,602
Pure Industrial Real Estate Trust	267,013	1,378,425
QTS Realty Trust, Inc., Class A	49,546	2,866,236
Quality Care Properties, Inc.(b)	98,304	1,556,152
Ramco-Gershenson Properties Trust	80,454	1,016,134
Realty Income Corp.	277,652	14,901,529
Redefine International PLC	1,059,274	523,498
Regency Centers Corp.	151,518	9,325,933
Regional REIT Ltd.(c)	238,121	330,492
Retail Estates NV	4,842	388,102
Retail Opportunity Investments Corp.	111,056	1,996,787
Retail Properties of America, Inc., Class A	240,631	2,940,511
Rexford Industrial Realty, Inc.	73,532	2,183,165
RioCan Real Estate Investment Trust	331,080	6,279,748
RLJ Lodging Trust	177,716	3,849,329
Ryman Hospitality Properties, Inc.	47,276	3,126,362
Sabra Health Care REIT, Inc.	178,338	3,552,493
Safestore Holdings PLC	212,769	1,257,022
Saul Centers, Inc.	12,089	738,880
Scentre Group	5,115,903	15,774,565
Schroder Real Estate Investment Trust Ltd.	472,590	375,032
Segro PLC	1,000,284	7,221,145
Sekisui House REIT, Inc.	861	953,343
Sekisui House SI Residential Investment Corp.	997	974,159
Select Income REIT	65,168	1,574,459
Senior Housing Properties Trust	172,646	3,176,686
Seritage Growth Properties, Class A(a)	26,347	1,083,652
Shaftesbury PLC	220,283	2,896,432
Shopping Centres Australasia Property Group	736,817	1,328,078
Simon Property Group, Inc.(a)	316,266	49,125,442

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
SL Green Realty Corp.	98,011	$9,377,692
SmartCentres Real Estate Investment Trust	118,619	2,664,583
Spirit Realty Capital, Inc.(a)	496,937	4,129,538
STAG Industrial, Inc.	96,817	2,643,104
Standard Life Investment Property Income Trust Ltd.	316,918	386,188
Starwood Waypoint Homes	129,074	4,686,677
Stockland	2,418,388	8,381,993
STORE Capital Corp.(a)	173,220	4,276,802
Summit Hotel Properties, Inc.	113,567	1,795,494
Sun Communities, Inc.	77,165	6,964,913
Sunstone Hotel Investors, Inc.	227,883	3,719,051
Suntec Real Estate Investment Trust(a)	2,529,701	3,621,467
Tanger Factory Outlet Centers, Inc.	95,736	2,177,994
Target Healthcare REIT Ltd.	279,752	435,644
Taubman Centers, Inc.	60,625	2,862,713
Terreno Realty Corp.	53,760	1,974,067
Tier REIT, Inc.	49,369	966,151
Tokyu REIT, Inc.	801	939,742
Tritax Big Box REIT PLC	1,363,930	2,668,343
UDR, Inc.	269,657	10,459,995
Unibail-Rodamco SE	99,113	24,808,673
United Urban Investment Corp.	2,953	4,248,232
Universal Health Realty Income Trust	13,703	1,003,197
Urban Edge Properties	99,939	2,344,569
Urstadt Biddle Properties, Inc., Class A	33,039	717,937
Vastned Retail NV	17,521	766,983
Ventas, Inc.	360,619	22,628,779
VEREIT, Inc.(a)	992,692	7,832,332
Vicinity Centres	3,299,749	6,707,141
Vornado Realty Trust	174,827	13,087,549
Warehouses De Pauw CVA	16,279	1,760,297
Washington Prime Group, Inc.	188,083	1,472,690
Washington Real Estate Investment Trust	79,834	2,569,856
Weingarten Realty Investors(a)	121,916	3,712,342
Welltower, Inc.(a)	372,792	24,962,085
Wereldhave Belgium NV	1,980	209,842
Wereldhave NV	40,483	1,840,359
Westfield Corp.	1,916,260	11,421,381
Workspace Group PLC	111,480	1,310,350
WP Carey, Inc.	107,414	7,320,264
Xenia Hotels & Resorts, Inc.(a)	108,805	2,367,597
Xior Student Housing NV	7,175	334,312

		1,141,720,071
Real Estate Management & Development — 20.3%
ADLER Real Estate AG(a)(b)	27,147	418,504
ADO Properties SA(c)	29,371	1,451,976
Aeon Mall Co. Ltd.	119,401	2,135,087

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
Allreal Holding AG(b)	14,425	$2,410,819
Azrieli Group Ltd.	29,839	1,685,707
BUWOG AG(b)	105,267	3,036,048
CA Immobilien Anlagen AG	68,855	1,965,011
Capital & Counties Properties PLC(a)	756,480	2,675,110
CapitaLand Ltd.	2,518,601	6,782,571
CareTrust REIT, Inc.	81,709	1,544,281
Carmila SA	20,198	559,342
Castellum AB	272,221	4,368,110
Catena AB	18,071	321,613
City Developments Ltd.(a)	478,401	4,543,304
Citycon OYJ	410,149	1,001,500
CK Asset Holdings Ltd.	2,692,002	22,154,706
D Carnegie & Co. AB(b)	39,934	552,131
Daejan Holdings PLC	4,381	360,381
Deutsche Euroshop AG	46,004	1,681,394
Deutsche Wohnen SE, Bearer Shares	354,979	15,193,171
DIC Asset AG	42,382	498,373
Dios Fastigheter AB	79,879	524,782
Entra ASA(c)	108,883	1,499,660
F&C Commercial Property Trust Ltd.	545,338	1,032,112
Fabege AB	129,041	2,724,713
Fastighets AB Balder, B Shares(b)	94,708	2,465,330
First Capital Realty, Inc.	150,815	2,391,795
Grainger PLC	405,627	1,500,129
Grand City Properties SA	111,208	2,393,760
Hang Lung Properties Ltd.	2,041,001	4,686,697
Helical PLC	87,692	357,553
Hemfosa Fastigheter AB	147,475	1,791,754
Henderson Land Development Co. Ltd.	1,079,441	7,044,313
Hispania Activos Inmobiliarios SOCIMI SA	86,956	1,499,591
Hongkong Land Holdings Ltd.	1,167,801	8,469,911
Hufvudstaden AB, A Shares	107,616	1,770,829
Hulic Co. Ltd.	359,301	3,706,533
Hysan Development Co. Ltd.	626,001	3,024,582
Inmobiliaria Colonial SA	250,142	2,381,460
Kennedy-Wilson Holdings, Inc.	124,425	2,420,027
Klovern AB, B Shares	522,090	702,936
Kungsleden AB	189,113	1,349,488
LEG Immobilien AG	63,464	6,464,625
Mitsubishi Estate Co. Ltd.	1,180,601	21,409,626
Mitsui Fudosan Co. Ltd.	944,901	22,054,885
Mobimo Holding AG(b)	6,015	1,519,098
New World Development Co. Ltd.	5,497,031	8,195,627
Nomura Real Estate Holdings, Inc.	117,701	2,590,643
NTT Urban Development Corp.	112,001	1,159,284
Phoenix Spree Deutschland Ltd.	75,161	320,933

Security	Shares	Value
Real Estate Management & Development (continued)
PSP Swiss Property AG, Registered Shares	38,630	$3,400,054
Sino Land Co. Ltd.(a)	2,977,407	5,131,680
Sumitomo Realty & Development Co. Ltd.	432,001	14,468,627
Sun Hung Kai Properties Ltd.	1,420,501	23,238,516
Swire Properties Ltd.	1,043,401	3,525,878
Swiss Prime Site AG, Registered Shares(b)	69,466	5,928,878
TAG Immobilien AG	144,822	2,496,695
Technopolis OYJ	136,101	613,299
TLG Immobilien AG	81,450	1,889,273
Tokyo Tatemono Co. Ltd.	211,601	2,968,395
UK Commercial Property Trust Ltd.	698,147	811,801
UNITE Group PLC	240,115	2,241,919
UOL Group Ltd.	468,401	3,106,271
Vonovia SE	485,536	21,447,759
Wallenstam AB, B Shares	184,729	1,725,257
WCM Beteiligungs & Grundbesitz AG	18,466	79,181
Wharf Holdings Ltd.	1,215,001	11,066,396
Wihlborgs Fastigheter AB	65,183	1,547,567

		298,479,261

Total Long-Term Investments (Cost — $1,402,457,983) — 98.2%		1,441,403,267

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.31%(d)(e)(f)	62,294,349	62,306,807
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.00%,(d)(f)	11,445,085	11,445,085

Total Short-Term Securities (Cost — $73,754,139) — 5.0%		73,751,892

Total Investments (Cost — $1,476,212,122) — 103.2%		1,515,155,159
Liabilities in Excess of Other Assets — (3.2)%		(47,017,077)

Net Assets — 100.0%		$1,468,138,082

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Notes to Schedule of Investments

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(f)	During the period ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the fund of the Fund were as follows:

Affiliated	Shares Held at January 31, 2017	Shares Purchased		Shares Sold		Shares Held at October 31, 2017	Value at October 31, 2017	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	62,294,349	(b)	—		62,294,349	$62,306,807	$58,960	(d)	$(1,025)	$(2,247)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	11,445,085	(b)	—		11,445,085	11,445,085	40,558		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	14,418,646	—		(14,418,646	)(c)	—	—	42,918		—	—
SL Liquidity Series, LLC, Money Market Series	—	—	(b)	—	(c)	—	—	6,330	(d)	19	—
iShares International Developed Real Estate ETF	—	425,000		(425,000)		—	—	—		(7,701)	—

Total							$73,751,892	$148,766		$(8,707)	$(2,247)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	641	December 2017	$20,256	$(6,876)
Nikkei 225	30	December 2017	329,325	(12,500)
SPI 200 Index	26	December 2017	3,827	(8,032)

Total				$(27,408)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Hotels, Restaurants & Leisure	$1,203,935	—	—	$1,203,935
Real Estate Investment Trusts (REITs)	894,184,064	$247,536,007	—	1,141,720,071
Real Estate Management & Development	29,305,460	269,173,801	—	298,479,261
Short-Term Securities	73,751,892	—	—	73,751,892

Total	$998,445,351	$516,709,808	—	$1,515,155,159

Derivative Financial Instruments(a)
Liabilities:
Interest rate contracts	$(27,408)	—	—	$(27,408)

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2017, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 21, 2017